Registration No. 333-165865

File No. 811-22400

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 2	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3	☒

OPPENHEIMER EMERGING MARKETS DEBT FUND
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, CO 80112-3924

(Address of Principal Executive Offices)       (Zip Code)

303-768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, 11th Fl.

New York, NY 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of October, 2011.

OPPENHEIMER EMERGING MARKETS DEBT FUND
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date
William L. Armstrong*	Chairman of the Board of Trustees	October 12, 2011
William L. Armstrong

William F. Glavin, Jr.*	President, Principal	October 12, 2011
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	October 12, 2011
Brian W. Wixted	Financial & Accounting Officer

George C. Bowen*	Trustee	October 12, 2011
George C. Bowen

Edward L. Cameron*	Trustee	October 12, 2011
Edward L. Cameron

Jon S. Fossel*	Trustee	October 12, 2011
Jon S. Fossel

Sam Freedman*	Trustee	October 12, 2011
Sam Freedman

Richard F. Grabish*	Trustee	October 12, 2011
Richard F. Grabish

Beverly L. Hamilton*	Trustee	October 12, 2011
Beverly L. Hamilton

Robert J. Malone*	Trustee	October 12, 2011
Robert J. Malone

F. William Marshall, Jr.*	Trustee	October 12, 2011
F. William Marshall, Jr.

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact